SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - SGD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables
Deposits	$ 10	$ 32
Prepayments	20	1,286
Other receivables	37	53
Deposits, prepayments and other receivables total	$ 67	$ 1,371